Deposits (Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Deposits From Banking Clients [Line Items]
Total	¥ 52,361,217
Bank Time Deposits Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	22,800,247
Due after one year through two years	2,024,310
Due after two years through three years	1,206,888
Due after three years through four years	349,896
Due after four years through five years	346,569
Due after five years	133,581
Total	26,861,491
Certificates Of Deposit Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	5,821,000
Due after one year through two years	56,100
Total	5,877,100
Time deposits
Deposits From Banking Clients [Line Items]
Total	41,729,940
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	10,631,277
Bank Time Deposits Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	14,765,251
Due after one year through two years	88,304
Due after two years through three years	5,740
Due after four years through five years	198
Due after five years	8,956
Total	14,868,449
Certificates Of Deposit Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	4,599,583
Due after one year through two years	38,709
Due after two years through three years	55,818
Due after three years through four years	60,067
Total	4,754,177
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	28,621,247
Due after one year through two years	2,080,410
Due after two years through three years	1,206,888
Due after three years through four years	349,896
Due after four years through five years	346,569
Due after five years	133,581
Total	32,738,591
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	19,364,834
Due after one year through two years	127,013
Due after two years through three years	61,558
Due after three years through four years	60,067
Due after four years through five years	198
Due after five years	8,956
Total	¥ 19,622,626